Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Expenses Explanatory

in CHF thousands	2023	2022
Accrued project costs and royalties	1,827	2,167
Accrued payroll and bonuses	5,012	4,763
Other	708	571
Balance at December 31	7,547	7,501